Cover	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	Oak Street Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39427
Entity Tax Identification Number	84-3446686
Entity Address, Address Line One	30 W. Monroe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	888
Local Phone Number	898-6762
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	OSH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001564406
Amendment Flag	false